Segment Disclosures (Schedule of Revenue by Major Customer) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Revenue	$ 3,301,944	$ 2,706,577
Lockheed Martin (Astrolink) [Member]
Revenue, Major Customer [Line Items]
Revenue	337,796	568,002
National Science Foundation [Member]
Revenue, Major Customer [Line Items]
Revenue	780,579	874,492
U.S. Federal Government [Member]
Revenue, Major Customer [Line Items]
Revenue	150,000	416,422
Defense Advanced Research Projects Agency [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 411,360	$ 281,440